Leases - Schedule of Condensed Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Depreciation of vehicles finance right-of-use assets (included in depreciation and amortization)	$ 6,113	$ 995	$ 1,091
Variable lease expense	0	0	0
Short-term lease expense	331	0	0
Interest Expense
Lessee, Lease, Description [Line Items]
Interest expense (recovery) of vehicles finance right-of-use assets	909	530	657
General and Administrative Expense
Lessee, Lease, Description [Line Items]
Amortization of real property operating right-of-use assets	$ 4,326	$ 508	$ 219